CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	295,966	177,915	559,049	276,107	632,426	232,178
Stock-based compensation expense	168,375	0	187,065	41,302	273,443	44,082
Management salaries and consulting fees	535,815	461,864	1,049,593	683,993	1,370,681	498,246
Research and development	314,532	89,570	485,995	157,280	633,050	12,787
Asset impairment adjustment	0	25,320,555	0	25,320,555	25,320,555	0
Total operating expenses	1,314,688	26,049,904	2,281,702	26,479,237	2,909,600	787,293
Loss from operations	(1,314,688)	(26,049,904)	(2,281,702)	(26,479,237)	(2,909,600)	(787,293)
Other income (expense):
Loss on debt extinguishment, net	0	(297,711)	(86,739)	(269,144)	(224,166)	0
Loss on disposal of property and equipment					(39,434)	0
Gain on fair value adjustment - derivatives	0	61,350	0	60,650	60,650	4,150
Interest expense	(146,028)	(17,397)	(171,906)	(65,631)	(141,512)	(457,505)
Amortization of interest - beneficial conversion feature	(82,001)	(1,407,501)	(91,543)	(1,407,675)	(1,407,675)	(11,509)
Total other expense, net	(228,029)	(1,661,259)	(263,449)	(1,681,800)	(27,072,692)	(464,864)
Loss before provision for income taxes	(1,542,717)	(27,711,163)	(2,545,151)	(28,161,037)	(29,982,292)	(1,252,157)
Provision for income taxes		0		0	0	0
Provision for income tax	0		0		0	0
Net loss	(1,542,717)	(27,711,163)	(2,545,151)	(28,161,037)	(29,982,292)	(1,252,157)
Net loss attributable to noncontrolling interest	4	199	98	50	120	3,125
Net loss attributable to SOBR Safe, Inc.	$ (1,542,717)	$ (27,710,964)	$ (2,545,151)	$ (28,160,987)	(29,982,172)	(1,249,032)
Dividends on convertible preferred stock					(107,880)	0
Net loss attributable to common stockholders					$ (30,090,052)	$ (1,249,032)
Basic and diluted loss per common share	$ (0.06)	$ (2.45)	$ (0.10)	$ (2.97)	$ (1.95)	$ (0.23)
Weighted average number of common shares outstanding	25,978,390	11,330,815	25,970,402	9,484,508	15,399,208	5,081,122